COMMON SHARES (Details 3) (CAD) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Options Outstanding
Number of Options (in shares)	7,434,000
Weighted Average Exercise Price (in Canadian dollars per share)	37.69
Weighted Average Remaining Contractual Life	3 years 10 months 24 days
Options Exercisable
Number of Options (in shares)	4,588,000
Weighted Average Exercise Price (in Canadian dollars per share)	35.93
Weighted Average Remaining Contractual Life	2 years 8 months 12 days
Additional disclosure
Common shares reserved for future issuance under stock option plan	2,400,000
Weighted average fair value of options granted (in Canadian dollars per share)	5.08	2.94	5.76
Contractual life of options granted	7 years
Award vesting right percentage	33.30%
Award vesting period	3 years
Weighted average assumptions used in binomial model for determining the fair value of awards granted
Expected life	5 years 10 months 24 days	4 years	4 years
Interest rate (as a percent)	1.60%	2.10%	2.00%
Volatility (as a percent)	19.00%	14.00%	27.00%
Dividend yield (as a percent)	4.20%	4.30%	4.70%
Forfeiture rate (as a percent)	15.00%	15.00%	15.00%
Amount expensed for stock awards, with a corresponding increase in additional paid-in capital	5	5	4
Total intrinsic value of options exercised	18	34	17
Aggregate intrinsic value of total options exercisable	51
Total intrinsic value of options outstanding	69
Number of shares vested	1,000,000	900,000	1,500,000
Fair value of shares vested	49	42	57
Range of exercise price per share $30.10 to $31.97
Stock options outstanding and exercisable by exercise price range
Exercise price, low end of range (in Canadian dollars per share)	30.10
Exercise price, high end of range (in Canadian dollars per share)	31.97
Options Outstanding
Number of Options (in shares)	1,093,000
Weighted Average Exercise Price (in Canadian dollars per share)	31.95
Weighted Average Remaining Contractual Life	3 years 2 months 12 days
Options Exercisable
Number of Options (in shares)	1,093,000
Weighted Average Exercise Price (in Canadian dollars per share)	31.95
Weighted Average Remaining Contractual Life	3 years 2 months 12 days
Range of exercise price per share $32.40 to $35.08
Stock options outstanding and exercisable by exercise price range
Exercise price, low end of range (in Canadian dollars per share)	32.40
Exercise price, high end of range (in Canadian dollars per share)	35.08
Options Outstanding
Number of Options (in shares)	1,387,000
Weighted Average Exercise Price (in Canadian dollars per share)	34.64
Weighted Average Remaining Contractual Life	4 years
Options Exercisable
Number of Options (in shares)	1,160,000
Weighted Average Exercise Price (in Canadian dollars per share)	34.55
Weighted Average Remaining Contractual Life	4 years
Range of exercise price per share $35.23 to $37.93
Stock options outstanding and exercisable by exercise price range
Exercise price, low end of range (in Canadian dollars per share)	35.23
Exercise price, high end of range (in Canadian dollars per share)	37.93
Options Outstanding
Number of Options (in shares)	1,202,000
Weighted Average Exercise Price (in Canadian dollars per share)	37.52
Weighted Average Remaining Contractual Life	5 years
Options Exercisable
Number of Options (in shares)	556,000
Weighted Average Exercise Price (in Canadian dollars per share)	37.22
Weighted Average Remaining Contractual Life	4 years 10 months 24 days
Range of exercise price per share $38.10 to $39.75
Stock options outstanding and exercisable by exercise price range
Exercise price, low end of range (in Canadian dollars per share)	38.10
Exercise price, high end of range (in Canadian dollars per share)	39.75
Options Outstanding
Number of Options (in shares)	1,750,000
Weighted Average Exercise Price (in Canadian dollars per share)	38.83
Weighted Average Remaining Contractual Life	1 year 8 months 12 days
Options Exercisable
Number of Options (in shares)	1,750,000
Weighted Average Exercise Price (in Canadian dollars per share)	38.83
Weighted Average Remaining Contractual Life	1 year 8 months 12 days
Range of exercise price per share $41.65 to $45.29
Stock options outstanding and exercisable by exercise price range
Exercise price, low end of range (in Canadian dollars per share)	41.65
Exercise price, high end of range (in Canadian dollars per share)	45.29
Options Outstanding
Number of Options (in shares)	2,002,000
Weighted Average Exercise Price (in Canadian dollars per share)	42.03
Weighted Average Remaining Contractual Life	6 years 1 month 6 days
Options Exercisable
Number of Options (in shares)	29,000
Weighted Average Exercise Price (in Canadian dollars per share)	41.87
Weighted Average Remaining Contractual Life	5 years 10 months 24 days